Segmented information (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Assets	$ 7,819	$ 8,257
CANADA
Assets	6,817	7,226
Other [Member]
Assets	$ 1,002	$ 1,031